1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

COREY F. ROSE

corey.rose@dechert.com
+1 202 261 3314 Direct
+1 202 261 3158 Fax

March 1, 2017

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Hartford Funds Master Fund (the “Registrant”)

File No. 811-23232

Amendment No. 1

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Section 8 of the Investment Company Act of 1940, as amended, is Amendment No. 1 to the Registrant’s registration statement on Form N-1A (“Registration Statement”).  This filing is being made for the purpose of making certain changes to the Statement of Additional Information. The Prospectus has been incorporated by reference to the Registration Statement on Form N-1A (File No. 811-23232) filed on February 24, 2017. Beneficial interests in the series of the Registrant are not registered under the Securities Act of 1933, as amended.

No fee is required in connection with this filing. Please contact me at (202) 261-3314 with any comments or questions concerning this filing.  Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

cc:	Alice A. Pellegrino
John V. O’Hanlon